DEBT - Credit Facilities (Details) $ in Thousands				12 Months Ended
	Nov. 04, 2021 USD ($)	Oct. 05, 2021 USD ($)	Jul. 02, 2021 USD ($)	Dec. 31, 2021 USD ($) facility	Dec. 17, 2021 USD ($)	Nov. 05, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Loss on extinguishment of debt facility				$ 595
London Interbank Offered Rate Libor [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			4%
Bottom of range [member] | London Interbank Offered Rate Libor [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	two
Top of range [member] | London Interbank Offered Rate Libor [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	three
Term Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Number of credit facilities | facility				2
Amended Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Credit facility, remaining borrowing capacity	$ 120,000	$ 120,000			$ 200,000
Debt term	4 years	4 years
Borrowing capacity	$ 120,000	$ 200,000				$ 200,000
Amended Credit Facility [Member] | After Three Years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowing capacity	$ 150,000	$ 150,000
Non-Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn amount in credit facility				$ 40,000
Revolving Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Undrawn amount in credit facility			$ 20,000
Credit facility, remaining borrowing capacity				$ 80,000
Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn amount in credit facility			$ 60,000